Commitments and Contingencies (Lease and Other Commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Value Added Tax And Customs Commitments [Member]
Future minimum payments, operating leases:
Bank guarantee	$ 16
Corporate Premises [Member]
Operating Leased Assets [Line Items]
Operating lease agreements, termination notice for New Jersey premises	30 days
Future minimum payments, operating leases:
Year ending December 31, 2013	472
Year ending December 31, 2014	69
Year ending December 31, 2015	34
Operating leases, future minimum payments due	575
Bank guarantee	25,000
Lease expense	524	460	394
Motor Vehicles [Member]
Future minimum payments, operating leases:
Year ending December 31, 2013	152
Year ending December 31, 2014	141
Year ending December 31, 2015	125
Year ending December 31, 2016	30
Operating leases, future minimum payments due	448
Lease expense	$ 184	$ 233	$ 244